091-08554-fn

For Internal Use Only
Sec File No. 9- RECEIVED

2010 JUN -9 PM 5:45

SEC / TM

Submit 1 Original
and 9 Copies

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| OMB Number: | 3235-0504 |
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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

10047185

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   broker-dealer
3. Class of New Derivative Securities Product:
   senior, unsecured, unsubordinated debt securities
4. Name of Underlying Instrument:
   E-TRACS UBS Long Platinum
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad
6. Ticker Symbol(s) of New Derivative Securities Product:
   PTM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   various
8. Settlement Methodology of New Derivative Securities Product:
   see Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   see Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Ongena

Title:
Vice President and Associate General Counsel

Telephone Number:
312 663 2937

Manual Signature of Official Responsible for Form:

Date: 06/03/10

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN - 9 2010 |

SEC 2449 (1/99)

CHX
Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN - 9 2010
DIVISION OF TRADING & MARKETS

June 4, 2010

**BY U.S. MAIL**

Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

**Re: Form 19b-4(e) for various ETFs**

Dear SEC Staff:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to the following ETFs:

- Merrill Lynch (AXT, DCX)
- Proshares (TQQQ, SQQQ)
- Barclay's (PGD)
- Claymore (RYJ, FRN)
- E-Tracs (PTM, PTD)
- Market Vectors (URR, DRR, HYD)
- Elements (BVT,BSC, BVL)
- Sprott (PHYS)
- Cohen & Steers (GRI)

If you have any questions about this filing, please contact me at (312) 663-2937.

Sincerely,

James Ongena
Associate General Counsel

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN - 9 2010 |